Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 1,504,273	$ 1,333,044
Accrued liabilities	1,463,834	1,236,942
Payroll liabilities	136,349	346,693
Total	$ 3,104,456	$ 2,916,679